Derivative Instruments - Fair Value Hedge Relationships by Hedged Risk (Details) - Fair value hedges - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about hedging instruments [line items]
Notional amount	$ 1,727.3	$ 927.3
Hedging instrument, carrying amount, assets	58.5	24.2
Hedging instrument, carrying amount, liabilities	(18.5)	(29.9)
Change in fair value used to calculate hedge ineffectiveness	(18.9)	(13.7)
Hedged item, carrying amount, assets	304.2	0.0
Hedged item, carrying amount, liabilities	(1,490.8)	(929.9)
Accumulated fair value hedge adjustments included in carrying amount, assets	0.4	6.1
Accumulated fair value hedge adjustments included in carrying amount, liabilities	(13.1)	0.0
Change in fair value used to calculate hedge ineffectiveness	(18.9)	9.5
Ineffectiveness (loss) recognized in the income statement	0.0	0.0
Interest rate
Disclosure of detailed information about hedging instruments [line items]
Notional amount	1,727.3	927.3
Hedging instrument, carrying amount, assets	58.5	24.2
Hedging instrument, carrying amount, liabilities	(18.5)	(29.9)
Change in fair value used to calculate hedge ineffectiveness	(18.9)	(13.7)
Interest rate | Debt securities
Disclosure of detailed information about hedging instruments [line items]
Hedged item, carrying amount, assets	0.0	0.0
Hedged item, carrying amount, liabilities	(1,490.8)	(929.9)
Accumulated fair value hedge adjustments included in carrying amount, assets	0.3	6.1
Accumulated fair value hedge adjustments included in carrying amount, liabilities	(11.6)	0.0
Change in fair value used to calculate hedge ineffectiveness	(17.5)	9.5
Ineffectiveness (loss) recognized in the income statement	0.0	$ 0.0
Interest rate | Treasury instruments
Disclosure of detailed information about hedging instruments [line items]
Hedged item, carrying amount, assets	304.2
Hedged item, carrying amount, liabilities	0.0
Accumulated fair value hedge adjustments included in carrying amount, assets	0.1
Accumulated fair value hedge adjustments included in carrying amount, liabilities	(1.5)
Change in fair value used to calculate hedge ineffectiveness	(1.4)
Ineffectiveness (loss) recognized in the income statement	$ 0.0